Taxes - Tax Rate Reconciliation Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective income tax rate reconciliation, additional disclosures
U.S. corporate tax rate		21.00%	21.00%	21.00%
Effective tax rate (as a percent)		2.60%	(52.90%)	1.00%
Intangible assets	$ 3,400	$ 2,929	$ 3,540
Increase (decrease) in tax provision from intra-entity sale of intellectual property and impact of U.S. tax reform	$ (900)
Tax benefit due to change in foreign tax law		$ 200